Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Guarantor Obligations [Line Items]
In 2016	$ 1,500
After 2016	5,000
Contractual Obligation, Total	6,500
License Fees
Guarantor Obligations [Line Items]
After 2016	5,000
Contractual Obligation, Total	5,000
Royalty Payments
Guarantor Obligations [Line Items]
In 2016	1,500
Contractual Obligation, Total	$ 1,500